SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Accounting Policy [Line Items]
Employee benefit plan, administrative expense	$ 214,000	$ 185,000